Related parties (Details) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended
	Nov. 30, 2017	Feb. 24, 2017	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Details of Balances [Abstract]
Total non-current payables with related parties				$ 141,031	$ 80,300
Income from the purchase of the long-term operation and maintenance payable					38,955	$ 0
Transactions With Related Party [Abstract]
Financial income					36,871	488
Financial expenses					(206,106)	(202,696)
Dividends retained from Abengoa		$ 10,400
Repayment of project debt					211,441	366,050
Related Parties [Member]
Details of Balances [Abstract]
Credit receivables (current)				10,544	13,153
Total current receivables with related parties				10,544	13,153
Trade payables (current)				63,409	44,318
Total current payables with related parties				63,409	44,318
Credit payables (non-current)				141,031	80,300
Total non-current payables with related parties				141,031	80,300
Transactions With Related Party [Abstract]
Dividends retained from Abengoa						10,400
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services rendered					0	2,625
Services received					(56,619)	(51,086)
Financial income					1,819	25
Financial expenses					(690)	$ (598)
Abengoa [Member]
Details of Balances [Abstract]
Accrued Operation and Maintenance payable				57,300
Payment for debt extinguishment					18,300
Income from the purchase of the long-term operation and maintenance payable					$ 39,000
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit					5 years
Guarantees amount					$ 31,000
Guarantees amount replaced					112,000
Guarantees amount canceled					$ 55,000
Abengoa [Member] | Solana [Member]
Transactions With Related Party [Abstract]
Performance consideration receivable	$ 120,000
Performance obligations proceeds applied to project debt	95,000
Performance obligations proceeds applied to additional plant repairs	25,000
Other obligations per semester	$ 6,500
Recognition period of other contingent obligations considered					8 years 6 months
Performance obligations proceeds received from Abengoa			$ 77,500	42,500
Repayment of project debt			$ 52,500	$ 42,500
Abengoa [Member] | Solana and Mojave [Member]
Transactions With Related Party [Abstract]
Minimum ownership requirement percentage	16.00%